UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Duncan-Hurst Capital Management, L.P.
           -----------------------------------------------------
Address:   4365 Executive Drive, Suite 1520
           San Diego, CA 92121
           -----------------------------------------------------

Form 13F File Number: 28-03404
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Rebecca LaFerney
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (858)597-4800
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Rebecca LaFerney                San  Diego, California           5/13/2008
--------------------                ----------------------           ---------
  [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          152
                                         -----------
Form 13F Information Table Value Total:  $88,311,257
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AEROPOSTALE INC.               Common Stocks    007865108   722482   26650          Sole              26650      0    0
AGCO CORP.                     Common Stocks    001084102   733530   12250          Sole              12250      0    0
AGFEED INDUSTRIES INC          Common Stocks    00846L101   129762    9720          Sole               9720      0    0
AGNICO-EAGLE MINES LTD.        Common Stocks    008474108   284382    4200          Sole               4200      0    0
AGRIUM INC.                    Common Stocks    008916108   890036   14330          Sole              14330      0    0
AIR METHODS CORP.              Common Stocks    009128307   277499    5737          Sole               5737      0    0
AIRGAS INC.                    Common Stocks    009363102    99579    2190          Sole               2190      0    0
ALLEGHENY ENERGY INC.          Common Stocks    017361106   483336    9571          Sole               9571      0    0
ALLIANT TECHSYSTEMS INC.       Common Stocks    018804104   128377    1240          Sole               1240      0    0
ALPHA NATURAL RESOURCES INC.   Common Stocks    02076X102  1052986   24240          Sole              24240      0    0
AMERADA HESS CORP.             Common Stocks    42809H107   255722    2900          Sole               2900      0    0
AMERICA MOVIL S.A. DE C.V.     ADR              02364W105   119100    1870          Sole               1870      0    0
AMERON INTERNATIONAL CORP.     Common Stocks    030710107   106624    1140          Sole               1140      0    0
AMETEK INC.                    Common Stocks    031100100   210329    4790          Sole               4790      0    0
ARENA RESOURCES INC.           Common Stocks    040049108  1420270   36690          Sole              36690      0    0
ATWOOD OCEANICS INC.           Common Stocks    050095108  1150169   12540          Sole              12540      0    0
BALLY TECHNOLOGIES INC         Common Stocks    05874B107  1065570   31030          Sole              31030      0    0
BANCO BRADESCO S.A.            ADR              059460303    83835    3020          Sole               3020      0    0
BANKRATE INC.                  Common Stocks    06646V108   895526   17950          Sole              17950      0    0
BE AEROSPACE INC.              Common Stocks    073302101   352296   10080          Sole              10080      0    0
BIOMARIN PHARMACEUTICAL INC.   Common Stocks    09061G101   471836   13340          Sole              13340      0    0
BIOSCRIP INC.                  Common Stocks    09069N108   849935  125730          Sole             125730      0    0
BLACKROCK INC.                 Common Stocks    09247X101   232765    1140          Sole               1140      0    0
BRUKER BIOSCIENCES CORP.       Common Stocks    116794108   238545   15500          Sole              15500      0    0
BUCYRUS INTERNATIONAL INC.     Common Stocks    118759109   265307    2610          Sole               2610      0    0
CALGON CARBON CORP.            Common Stocks    129603106  1141844   75870          Sole              75870      0    0
CANADIAN SOLAR INC.            Common Stocks    136635109   123310    5900          Sole               5900      0    0
CARRIZO OIL & GAS INC.         Common Stocks    144577103  1475823   24900          Sole              24900      0    0
CELGENE CORP.                  Common Stocks    151020104   253741    4140          Sole               4140      0    0
CENTRAL EUROPEAN DISTRIBUTION  Common Stocks    153435102   113471    1950          Sole               1950      0    0
CORP.
CF INDUSTRIES HOLDINGS INC.    Common Stocks    125269100  2211251   21340          Sole              21340      0    0
CHART INDUSTRIES               Common Stocks    16115Q308  1071036   31650          Sole              31650      0    0
CHATTEM INC.                   Common Stocks    162456107  1222646   18430          Sole              18430      0    0
CLEVELAND-CLIFFS INC.          Common Stocks    185896107   615875    5140          Sole               5140      0    0
COLGATE-PALMOLIVE CO.          Common Stocks    194162103   276581    3550          Sole               3550      0    0
COMPANHIA SIDERURGICA NACIONAL ADR              20440W105   234295    6510          Sole               6510      0    0
COMPASS MINERALS INTERNATIONAL Common Stocks    20451N101   799179   13550          Sole              13550      0    0
INC.
CONCHO RESOURCES INC           Common Stocks    20605P101   424342   16550          Sole              16550      0    0
CORE LABORATORIES N.V.         Common Stocks    N22717107  1190614    9980          Sole               9980      0    0
CORRECTIONS CORP. OF AMERICA   Common Stocks    22025Y407   496433   18039          Sole              18039      0    0
CREDICORP LTD.                 Common Stocks    G2519Y108   109762    1530          Sole               1530      0    0
CVS CORP.                      Common Stocks    126650100   235768    5820          Sole               5820      0    0
DARLING INTERNATIONAL INC.     Common Stocks    237266101  1825186  140941          Sole             140941      0    0
DAWSON GEOPHYSICAL CO.         Common Stocks    239359102   467303    6923          Sole               6923      0    0
DECKERS OUTDOOR CORP.          Common Stocks    243537107   756789    7019          Sole               7019      0    0
DG FASTCHANNEL INC             Common Stocks    23326R109   752240   39220          Sole              39220      0    0
DIAMOND OFFSHORE DRILLING INC. Common Stocks    25271C102   114072     980          Sole                980      0    0
DIANA SHIPPING INC.            Common Stocks    Y2066G104   601254   22844          Sole              22844      0    0
DRYSHIPS INC.                  Common Stocks    Y2109Q101   236645    3950          Sole               3950      0    0
DYNAMIC MATERIALS CORP.        Common Stocks    267888105   694958   16087          Sole              16087      0    0
EMS TECHNOLOGIES INC.          Common Stocks    26873N108   996581   36720          Sole              36720      0    0
ENERSYS INC.                   Common Stocks    29275Y102   475290   19870          Sole              19870      0    0
ESPEED INC.                    Common Stocks    296643109   563761   48350          Sole              48350      0    0
EXIDE TECHNOLOGIES             Common Stocks    302051206   925515   70650          Sole              70650      0    0
EXPLORATION CO. OF DELAWARE    Common Stocks    87311M102   878534   70964          Sole              70964      0    0
INC.
F.C. STONE                     Common Stocks    31308T100   555108   20040          Sole              20040      0    0
FIRST SOLAR INC                Common Stocks    336433107  1856054    8030          Sole               8030      0    0
FLOWSERVE CORP.                Common Stocks    34354P105   799551    7660          Sole               7660      0    0
FMC CORP.                      Common Stocks    302491303   100992    1820          Sole               1820      0    0
FOCUS MEDIA HOLDING LTD.       ADR              34415V109   265734    7560          Sole               7560      0    0
FOSSIL INC.                    Common Stocks    349882100   688372   22540          Sole              22540      0    0
FURMANITE CORP.                Common Stocks    361086101   607912   71435          Sole              71435      0    0
GAMESTOP CORP.                 Common Stocks    36467W109  1074534   20780          Sole              20780      0    0
GENCO SHIPPING & TRADING       Common Stocks    Y2685T107   178206    3158          Sole               3158      0    0
GENERAL CABLE CORP.            Common Stocks    369300108   183117    3100          Sole               3100      0    0
GEO GROUP INC.                 Common Stocks    36159R103  1008198   35450          Sole              35450      0    0
GERDAU S.A.                    ADR              373737105   256177    8380          Sole               8380      0    0
GREEN MOUNTAIN COFFEE ROASTERS Common Stocks    393122106  1567403   49523          Sole              49523      0    0
INC.
GUESS? INC.                    Common Stocks    401617105   947403   23410          Sole              23410      0    0
HARSCO CORP.                   Common Stocks    415864107   253087    4570          Sole               4570      0    0
HEALTHCARE SERVICES GROUP INC. Common Stocks    421906108   101239    4905          Sole               4905      0    0
HILL INTERNATIONAL INC         Common Stocks    431466101   205414   16420          Sole              16420      0    0
HMS HOLDINGS CORP.             Common Stocks    40425J101  1227650   43000          Sole              43000      0    0
HORNBECK OFFSHORE SERVICES     Common Stocks    440543106  1090143   23870          Sole              23870      0    0
INC.
ICON PLC                       ADR              45103T107  1757870   27090          Sole              27090      0    0
ICONIX BRAND GROUP INC.        Common Stocks    451055107    65930    3800          Sole               3800      0    0
IHS INC. CL A                  Common Stocks    451734107   210294    3270          Sole               3270      0    0
Innophos Holdings Inc.         Common Stocks    45774N108    91713    5700          Sole               5700      0    0
INTERCONTINENTAL EXCHANGE INC  Common Stocks    45865V100   541575    4150          Sole               4150      0    0
INTERFACE INC.                 Common Stocks    458665106    66035    4700          Sole               4700      0    0
INTERVOICE INC.                Common Stocks    461142101    73312    9210          Sole               9210      0    0
INTUITIVE SURGICAL INC.        Common Stocks    46120E602   282185     870          Sole                870      0    0
INVESTMENT TECHNOLOGY GROUP    Common Stocks    46145F105   857101   18560          Sole              18560      0    0
INC.
INVESTools Inc.                Common Stocks    46145P103   774026   70430          Sole              70430      0    0
ION GEOPHYSICAL CORP           Common Stocks    462044108   107088    7760          Sole               7760      0    0
IRIS INTERNATIONAL INC.        Common Stocks    46270W105   229969   17330          Sole              17330      0    0
ISHARES RUSSELL GROWTH IN      Common Stocks    464287481  1305757   12890          Sole              12890      0    0
ISHARES TRUST RUSSELL 2000     Common Stocks    464287648  1149057   15860          Sole              15860      0    0
GROWTH
JACOBS ENGINEERING GROUP INC.  Common Stocks    469814107   592400    8050          Sole               8050      0    0
KOPPERS HOLDINGS INC           Common Stocks    50060P106   934941   21100          Sole              21100      0    0
L-3 COMMUNICATIONS HOLDINGS    Common Stocks    502424104    97313     890          Sole                890      0    0
INC.
LIFE SCIENCES RESERCH INC      Common Stocks    532169109   378840   13530          Sole              13530      0    0
LINDSAY MANUFACTURING CO.      Common Stocks    535555106  1264480   12340          Sole              12340      0    0
LKQ CORP.                      Common Stocks    501889208  1336740   59490          Sole              59490      0    0
MANITOWOC CO.                  Common Stocks    563571108  1691976   41470          Sole              41470      0    0
Mariner Energy Inc.            Common Stocks    56845T305   391375   14490          Sole              14490      0    0
MASTERCARD                     Common Stocks    57636Q104   296577    1330          Sole               1330      0    0
MCDONALD'S CORP.               Common Stocks    580135101   101501    1820          Sole               1820      0    0
MEMC ELECTRONIC MATERIALS INC. Common Stocks    552715104   213409    3010          Sole               3010      0    0
METALICO INC.                  Common Stocks    591176102   713202   72850          Sole              72850      0    0
MILLICOM INTERNATIONAL         Common Stocks    L6388F110   789493    8350          Sole               8350      0    0
CELLULAR S.A.
MOBILE TELESYSTEMS             ADR              607409109    72058     950          Sole                950      0    0
MOSAIC CO.                     Common Stocks    61945A107   235980    2300          Sole               2300      0    0
NIKE INC.                      Common Stocks    654106103   230520    3390          Sole               3390      0    0
NU SKIN ENTERPRISES INC.       Common Stocks    67018T105   162901    9040          Sole               9040      0    0
NUANCE COMMUNICATIONS          Common Stocks    67020Y100   388591   22320          Sole              22320      0    0
NUVASIVE INC.                  Common Stocks    670704105   796836   23090          Sole              23090      0    0
OLYMPIC STEEL INC.             Common Stocks    68162K106   145673    3230          Sole               3230      0    0
OMEGA PROTEIN CORP.            Common Stocks    68210P107   597597   43780          Sole              43780      0    0
OMNITURE                       Common Stocks    68212S109   331671   14290          Sole              14290      0    0
PAREXEL INTERNATIONAL CORP.    Common Stocks    699462107    97092    3720          Sole               3720      0    0
Petroleum Development Corp.    Common Stocks    716578109   197420    2850          Sole               2850      0    0
PETROQUEST                     Common Stocks    716748108   201664   11630          Sole              11630      0    0
POLYPORE INTERNATIONAL IN      Common Stocks    73179V103   622976   30110          Sole              30110      0    0
POTASH CORP. OF SASKATCHEWAN   Common Stocks    73755L107   428380    2760          Sole               2760      0    0
INC.
POWELL INDUSTRIES INC.         Common Stocks    739128106   895274   22740          Sole              22740      0    0
PRICELINE.COM INC.             Common Stocks    741503403  2690344   22260          Sole              22260      0    0
QUANTA SERVICES INC.           Common Stocks    74762E102   167519    7230          Sole               7230      0    0
QUICKSILVER RESOURCES INC.     Common Stocks    74837R104   665577   18220          Sole              18220      0    0
RANGE RESOURCES CORP.          Common Stocks    75281A109   267125    4210          Sole               4210      0    0
ROBBINS & MYERS INC.           Common Stocks    770196103   370578   11350          Sole              11350      0    0
ROFIN-SINAR TECHNOLOGIES INC.  Common Stocks    775043102  1005760   22400          Sole              22400      0    0
RTI BIOLOGICS, INC.            Common Stocks    74975N105   391703   41450          Sole              41450      0    0
S1 CORP.                       Common Stocks    78463B101   362681   51010          Sole              51010      0    0
SHANDA INTERACTIVE             ADR              81941Q203   883767   30370          Sole              30370      0    0
ENTERTAINMENT LTD.
SOUTHWESTERN ENERGY CO.        Common Stocks    845467109   406975   12080          Sole              12080      0    0
SPX CORP.                      Common Stocks    784635104   225535    2150          Sole               2150      0    0
Stanley Inc.                   Common Stocks    854532108   202096    6860          Sole               6860      0    0
STRATASYS INC.                 Common Stocks    862685104    85262    4790          Sole               4790      0    0
SUN HEALTHCARE GROUP INC.      Common Stocks    866933401   256913   19552          Sole              19552      0    0
TALEO CORP. (CL A)             Common Stocks    87424N104   426606   21990          Sole              21990      0    0
TEAM INC                       Common Stocks    878155100   593529   21741          Sole              21741      0    0
TELE NORTE LESTE PARTICIPACOES ADR              879246106   285570   10760          Sole              10760      0    0
S/A
TELEDYNE TECHNOLOGIES INC.     Common Stocks    879360105   752470   16010          Sole              16010      0    0
TERRA INDUSTRIES INC.          Common Stocks    880915103   606497   17070          Sole              17070      0    0
THERMO FISHER SCIENTIFIC       Common Stocks    883556102   118227    2080          Sole               2080      0    0
TITAN INTERNATIONAL INC.       Common Stocks    88830M102   735252   24020          Sole              24020      0    0
TITAN MACHINERY INC.           Common Stocks    88830R101   473615   25327          Sole              25327      0    0
TNS INC.                       Common Stocks    872960109   262747   12730          Sole              12730      0    0
TUPPERWARE CORP.               Common Stocks    899896104   814214   21050          Sole              21050      0    0
URBAN OUTFITTERS INC.          Common Stocks    917047102   568846   18145          Sole              18145      0    0
VIMPEL COMMUNICATIONS          ADR              68370R109   115674    3870          Sole               3870      0    0
VOCUS                          Common Stocks    92858J108   330528   12520          Sole              12520      0    0
WALTER INDUSTRIES INC.         Common Stocks    93317Q105  1487463   23750          Sole              23750      0    0
WARNACO GROUP INC.             Common Stocks    934390402   132913    3370          Sole               3370      0    0
WESTERN DIGITAL CORP.          Common Stocks    958102105   232274    8590          Sole               8590      0    0
WHITING PETROLEUM CORP.        Common Stocks    966387102   636156    9840          Sole               9840      0    0
WILLBROS GROUP INC.            Common Stocks    969199108  1063962   34770          Sole              34770      0    0
WILLIAMS COS.                  Common Stocks    969457100   244712    7420          Sole               7420      0    0
WMS INDUSTRIES INC.            Common Stocks    929297109  1108595   30820          Sole              30820      0    0
WRIGHT MEDICAL GROUP INC.      Common Stocks    98235T107   139046    5760          Sole               5760      0    0
YAMANA GOLD INC.               Common Stocks    98462Y100   711555   48670          Sole              48670      0    0
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